Condensed Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 5,045,188	$ 11,731,325
Trade and other receivables	2,931,189	2,421,238
Inventories	404,677	398,150
Other current assets	423,960	166,087
Total current assets	8,805,014	14,716,800
Non-current assets
Right-of-use assets	594,657	647,150
Property, plant and equipment	190,328	306,175
Goodwill	5,479,027	4,506,653
Other intangible assets	551,265	624,920
Deferred tax asset	74,358
Total non-current assets	6,889,635	6,084,898
Total assets	15,694,649	20,801,698
Current liabilities
Trade and other payables	2,473,592	2,122,379
Deferred income	1,053,260	814,150
Provisions	422,416	611,060
Lease liabilities	283,973	264,130
Total current liabilities	4,233,241	3,811,719
Non-current liabilities
Provisions	29,962	22,499
Lease liabilities	328,417	388,396
Deferred tax liability	74,358	148,013
Total non-current liabilities	432,737	558,908
Total liabilities	4,665,978	4,370,627
Net assets	11,028,671	16,431,071
EQUITY
Share capital	155,138,636	155,138,636
Reserves	11,556,549	11,498,651
Accumulated losses	(155,666,514)	(150,206,216)
Total equity	$ 11,028,671	$ 16,431,071